OPERATING LEASES	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
OPERATING LEASES	OPERATING LEASES

The components of operating lease income were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands of $)	2020	2019	2020	2019
Operating lease income	69,218	76,853	137,031	145,549
Variable lease income	894	179	894	1,393
Total operating lease income	70,112	77,032	137,925	146,942